SUMMARY OF FAIR VALUE OF STOCK OPTIONS GRANTED OF BSM (Details)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	6 years
Expected Volatility	103.27%
Expected Dividends	0.00%	0.00%	0.00%
Risk Free Interest Rate	0.53%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		5 years 6 months	5 years 6 months
Expected Volatility		100.27%	90.24%
Risk Free Interest Rate		0.36%	1.35%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term		6 years 6 months	6 years 6 months 3 days
Expected Volatility		105.21%	104.99%
Risk Free Interest Rate		0.62%	3.15%